Operating Segment Information - Summary of Segment Results (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [Line Items]
Reportable segment revenue from external customers	¥ 120,860	¥ 114,930
Reportable segment revenue	120,860	114,930	¥ 101,721
Reportable segment profit before income tax	4,302	3,867	¥ 8,620
Other segment information
Depreciation and amortization	22,077	15,302
Impairment charges / Impairment losses on financial assets, net	20	345
Interest income	96	110
Interest expense	5,169	3,727
Capital expenditure	43,156	31,178
Reportable segment assets	282,936	236,765
Reportable segment liabilities	212,539	177,413
Airline transportation operations [member]
Disclosure of operating segments [Line Items]
Reportable segment revenue from external customers	119,240	112,228
Reportable segment revenue	119,240	112,228
Reportable segment profit before income tax	2,745	2,723
Other segment information
Depreciation and amortization	21,816	15,051
Impairment charges / Impairment losses on financial assets, net	20	338
Interest income	108	118
Interest expense	5,152	3,721
Capital expenditure	42,853	30,670
Reportable segment assets	274,578	230,533
Reportable segment liabilities	211,035	176,836
Other segments [member]
Disclosure of operating segments [Line Items]
Reportable segment revenue from external customers	1,620	2,702
Inter-segment sales	2,052	1,425
Reportable segment revenue	3,672	4,127
Reportable segment profit before income tax	1,164	622
Other segment information
Depreciation and amortization	261	251
Impairment charges / Impairment losses on financial assets, net		7
Interest income	1	1
Interest expense	30	15
Capital expenditure	303	508
Reportable segment assets	6,225	4,635
Reportable segment liabilities	3,146	2,712
Eliminations [member]
Disclosure of operating segments [Line Items]
Inter-segment sales	(2,052)	(1,425)
Reportable segment revenue	(2,052)	(1,425)
Other segment information
Interest income	(13)	(9)
Interest expense	(13)	(9)
Reportable segment assets	(1,943)	(2,248)
Reportable segment liabilities	(1,943)	(2,248)
Unallocated [member]
Disclosure of operating segments [Line Items]
Reportable segment profit before income tax	393	522
Other segment information
Reportable segment assets	4,076	3,845
Reportable segment liabilities	¥ 301	¥ 113